New Standards and Interpretations Not Yet Adopted - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Apr. 08, 2014	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income [line items]
Amortization of additional revenue			€ 8.3
IFRS 15 revenue from contracts with customers [member]
Disclosure of deferred income [line items]
Decrease in Deferred revenue		€ 8.9
Incyte Corporation [member]
Disclosure of deferred income [line items]
Estimated amortization period			21 years
ONO Research and License Agreement [member]
Disclosure of deferred income [line items]
Estimated amortization period	4 years 6 months		4 years 6 months